RESTRICTED CASH (Details)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
RESTRICTED CASH
Restricted cash		$ 470,460	$ 462,874	$ 439,736
Cash collateral as a guarantee	$ 600,000